Revenue and Other Operating Income	12 Months Ended
Dec. 31, 2019
Default Root [Abstract]
Revenue and Other Operating Income

27.REVENUE AND OTHER OPERATING INCOME

The detail of revenue presented in the statement of comprehensive income for the years ended December 31, 2019, 2018 and 2017, is as follows:

	For the years ended December 31,
Revenues	2019 ThUS$	2018 ThUS$	2017 ThUS$

Energy sales (1)	11,798,362	10,929,323	8,559,077

Generation	2,091,002	2,122,966	1,895,791
Regulated customers	450,145	650,064	509,051
Unregulated customers	1,045,965	989,311	1,017,225
Spot market sales	577,579	464,030	348,105
Other customers	17,313	19,561	21,410
Distribution	9,707,360	8,806,357	6,663,286
Residential	5,327,961	4,485,696	2,945,036
Business	2,439,084	2,238,278	1,669,289
Industrial	927,055	914,056	706,385
Other customers	1,013,260	1,168,327	1,342,576

Other sales	58,752	48,968	44,194
Gas sales	39,816	36,304	33,541
Sales of goods and services	18,936	12,664	10,653

Revenue from other services	1,196,262	946,470	885,995
Tolls and transmission	917,431	667,544	625,993
Metering equipment leases	118	130	128
Public lighting	2,440	4,097	4,427
Verifications and connections	5,391	10,985	18,270
Engineering and consulting services	589	683	170
Rental of public lighting infrastructure	150,035	132,736	110,804
Other services	120,258	130,295	126,203

Total revenues	13,053,376	11,924,761	9,489,266

	For the years ended December 31,
Other Operating Income	2019 ThUS$	2018 ThUS$	2017 ThUS$

Revenue from construction contracts	770,356	833,313	753,389
Regulatory agreement revenue (1)	261,185	—	—
Other income (2)	229,195	231,615	195,348

Total other operating income	1,260,736	1,064,928	948,737
(1)	See Note 23.(3). It includes an inflation adjustment as per the application of IAS 29 in Argentina (hyperinflationary economies) amounting to ThUS$ 57,752.

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